FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-8168


                          Aquila Rocky Mountain Equity Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2005



Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).




AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                SEPTEMBER 30,2005
                                   (unaudited)

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

                                                                                                         Market
                  Shares    Common Stocks (86.1%)                                                        Value       (a)

                            Basic Industry  (9.3%)
                   16,000   Allied Waste Industries, Inc.+                                         $     135,200
                    9,000   Ball Corp.                                                                   330,660
                   20,000   Knight Transportation, Inc.                                                  487,200
                    5,000   Newmont Mining Corp.                                                         235,850
                    3,500   Phelps Dodge Corp.                                                           454,755
                    9,000   SkyWest, Inc.                                                                241,380
                                                                                                       1,885,045

                            Business Services (2.9%)
                    6,000   Insight Enterprises, Inc.+                                                   111,600
                   12,000   Intrado, Inc.+                                                               216,360
                    5,000   OfficeMax, Inc.                                                              158,350
                    4,000   Viad Corp.                                                                   109,400
                                                                                                         595,710

                            Capital Spending (3.7%)
                   24,000   Mity Enterprises, Inc.+                                                      408,240
                    8,000   Mobile Mini, Inc.+                                                           346,800
                                                                                                         755,040

                            Consumer Cyclicals (1.9%)
                    5,000   M.D.C. Holdings, Inc.                                                        394,450

                            Consumer Services (19.2%)
                    6,000   Apollo Group, Inc. (Class A)+                                                398,340
                   32,000   Coldwater Creek, Inc.+                                                       807,040
                    3,400   Comcast Corp. (Special Class A)+                                              97,852
                   12,000   Echostar Communications Corp. (Class A)                                      354,840
                   14,000   International Game Technology                                                378,000
                    1,100   Liberty Global, Inc. Series A+                                                29,799
                    1,100   Liberty Global, Inc. Series C+                                                28,325
                   25,000   Liberty Media Corp. (Class A)+                                               201,250
                   12,000   MGM Mirage+                                                                  525,240
                   11,000   PETsMART, Inc.                                                               239,580
                   12,000   Shuffle Master, Inc.+                                                        316,920
                    8,000   Station Casinos, Inc.                                                        530,880
                                                                                                       3,908,066

                            Consumer Staples (3.4%)
                   10,000   Albertson's, Inc.                                                            256,500
                    5,000   Discovery Holding Co. Class A+                                                72,150
                    6,000   P.F. Chang's China Bistro, Inc.+                                             268,980
                    6,000   Rocky Mountain Chocolate Factory, Inc.                                        87,600
                                                                                                         685,230

                            Energy (6.3%)
                    7,000   Bill Barrett Corp.+                                                          257,740
                    4,000   Cimarex Energy Co.+                                                          181,320
                   11,000   Headwaters, Inc.+                                                            411,400
                    5,000   Questar Corp.                                                                440,600
                                                                                                       1,291,060

                            Financial (11.2%)
                   25,000   First State Bancorporation                                                   529,750
                   17,000   Glacier Bancorp, Inc.                                                        524,790
                   11,000   Janus Capital Group, Inc.                                                    158,950
                    9,000   MoneyGram International, Inc.                                                195,390
                    5,000   Wells Fargo & Company                                                        292,850
                    8,000   Zions Bancorporation                                                         569,760
                                                                                                       2,271,490

                            Health Care (11.0%)
                   16,000   Medicis Pharmaceutical Corp. (Class A)                                       520,960
                   36,000   Merit Medical Systems, Inc.+                                                 638,640
                   16,000   Myriad Genetics, Inc.+                                                       349,760
                    2,000   Pharmion Corp.+                                                               43,620
                   22,000   Sonic Innovations, Inc.+                                                      97,328
                   10,000   Spectranetics Corp.+                                                          94,100
                    4,000   USANA Health Services, Inc.+                                                 190,800
                    8,000   Ventana Medical Systems, Inc.+                                               304,560
                                                                                                       2,239,768

                            Technology (14.0%)
                   16,000   Avnet, Inc.+                                                                 391,200
                   23,000   CIBER, Inc.+                                                                 170,890
                   14,000   First Data Corp.                                                             560,000
                    5,000   Inter-Tel, Inc.                                                              105,000
                   10,000   JDA Software Group, Inc.+                                                    151,800
                   25,000   Microchip Technology, Inc.                                                   753,000
                   24,000   Micron Technology, Inc.+                                                     319,200
                   22,000   SBS Technologies, Inc.+                                                      211,860
                   14,000   SpectraLink Corp.                                                            178,500
                                                                                                       2,841,450

                            Utilities (3.2%)
                    4,000   Kinder Morgan, Inc.                                                          384,640
                    3,000   Pinnacle West Capital Corp.                                                  132,240
                    4,000   UniSource Energy Corp.                                                       132,960
                                                                                                         649,840

                               Total Common Stocks  (cost $10,883,819)                                17,517,149

          Face
           Amount           Short-Term Investments (8.8%)
             $    900,000   AIM S-T Invest. Co. Prime Port. Inst. Cl. Money Market Fund                  900,000
                  900,000   JP Morgan Liquid Assets Money Market Fund                                    900,000
                               Total Short-Term Investments (cost $1,800,000)                          1,800,000


                            Total Investments (cost $12,683,819b)                     94.9%           19,317,149
                            O ther assets less liabilities
                                                                                        5.1            1,036,167
                            Net Assets                                               100.0%          $20,353,316
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                            Portfolio Distribution (unaudited)
                            Arizona
                                                                     26.1    %
                            California
                                                                     1.5
                            Colorado
                                                                     18.6
                            Idaho
                                                                     7.2
                            Illinois
                                                                     0.8
                            Minnesota
                                                                     1.0
                            Montana
                                                                     2.7
                            Nevada
                                                                     9.1
                            New Mexico
                                                                     3.9
                            Pennsylvania
                                                                     0.5
                            Texas
                                                                     2.0
                            Utah
                                                                     17.3
                            Short-Term Investments
                                                                 ---------
                                                                      9.3

                                                                    100.0    %

                            * Cost for Federal income tax and financial reporting purposes is identical.
                            + Non-income producing security.

                       See accompanying notes to financial
                                  statements.

                          NOTES TO FINANCIAL STATEMENTS
                        AQUILA ROCKY MOUNTAIN EQUITY FUND


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,683,819 amounted to $6,633,330, which consisted of aggregate gross unrealized appreciation of $6,930,570 and aggregate gross unrealized depreciation of $297,240.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA ROCKY MOUNTAIN FUND

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 28, 2005